INCOME TAXES - DEFERRED INCOME TAX ASSETS AND LIABILITIES (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
DEFERRED TAX ASSETS
Pension and postretirement benefits	$ 1,777	$ 2,366
Stock-based compensation	1,125	1,304
Loss and other carryforwards	1,062	853
Goodwill and other intangible assets	60	78
Accrued marketing and promotion	285	238
Fixed assets	135	165
Unrealized loss on financial and foreign exchange transactions	324	363
Accrued interest and taxes	15	28
Inventory	46	58
Other	879	761
Valuation allowances	(341)	(375)
TOTAL	5,367	5,839
DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	11,941	11,816
Fixed assets	1,718	1,719
Other	315	286
TOTAL	$ 13,974	$ 13,821